Revision of Prior Period Financial Statements (Details) - Schedule of balance sheets (Unaudited) (Parentheticals)	Sep. 30, 2021 $ / shares shares
Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.001
Preferred stock, shares authorized	100,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.001
Common stock, shares authorized	500,000,000
Common stock, shares issued	120,058,181
Common stock, shares outstanding	97,005,817
Revised [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.001
Preferred stock, shares authorized	100,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.001
Common stock, shares authorized	500,000,000
Common stock, shares issued	120,058,181
Common stock, shares outstanding	97,005,817